REVENUE - Contract balances (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Revenue
Contract assets	$ 731
Contract liabilities	$ 731
After application of IFRS 15
Revenue
Contract assets		$ 819
Contract liabilities		819
Trade and other receivables | After application of IFRS 15
Revenue
Receivables		$ 819